Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic earnings per share (in USD cents per share)	$ 1.39	$ 0.79	$ 0.80
Profit attributable to owners of the parent from continuing operations	$ 1,245.0	$ 703.3	$ 711.0
Weighted average number of ordinary shares (in shares)	894,881,526	893,318,864	890,968,721
Basic earnings per share from continuing operations - cents (in USD cents per share)	$ 1.39	$ 0.81	$ 0.79
Profit attributable to owners of the parent from continuing operations	$ 1,245.0	$ 722.2	$ 698.0
Weighted average number of shares issued (in shares)	894,881,526	893,318,864	890,968,721
Basic earnings (loss) per share from discontinued operations - cents (in USD per share)	$ 0	$ (0.02)	$ 0.01
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 0.0	$ (18.9)	$ 13.0
Weighted average number of shares issued from discontinuing operations (in shares)	894,881,526	893,318,864	890,968,721
Diluted earnings per share (in USD per share)	$ 1.38	$ 0.77	$ 0.78
Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
Profit attributable to owners of the parent	$ 1,245.0	$ 703.3	$ 711.0
– Non-controlling interest holders	(10.6)	(11.1)	(9.7)
Diluted profit attributable to owners of the parent	1,234.4	692.2	701.3
Diluted profit attributable to owners of the parent from continuing operations	$ 1,234.4	$ 711.1	$ 688.3
Diluted earnings per share from continuing operations - cents (in USD per share)	$ 1.38	$ 0.79	$ 0.77
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Potentially dilutive share options in issue (in shares)	622,063	1,719,023	2,947,525
Diluted earnings (loss) per share from discontinued operations - cents (in USD per share)	$ 0	$ (0.02)	$ 0.01
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 0.0	$ (18.9)	$ 13.0
Diluted weighted average number of ordinary shares (in shares)	895,503,589	895,037,887	893,916,246
Percentage of NCI attributable to parent	10.00%